Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							3 Months Ended	1 Months Ended	12 Months Ended			5 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended			8 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 [PiraeusBankExCpbCreditFacilitiesMember]	Dec. 31, 2012 [PiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Dec. 31, 2011 [PiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Dec. 31, 2010 [PiraeusBankExCpbReducingRevolvingCreditFacilityMember]	Apr. 10, 2013 [PiraeusBankExCpbReducingRevolvingCreditFacilityVesselAfricanOryxSaleMember]	Jan. 31, 2013 [PiraeusBankExCpbReducingRevolvingCreditFacilityAddendumNoFourMember]	Dec. 31, 2012 [PiraeusBankExCpbTermFacilityMember]	Dec. 31, 2011 [PiraeusBankExCpbTermFacilityMember]	Dec. 31, 2010 [PiraeusBankExCpbTermFacilityMember]	Jun. 02, 2010 [PiraeusBankExCpbTermFacilityAddendumNoThreeMember]	Jan. 31, 2012 [PiraeusBankExCpbTermFacilityAddendumNoFourMember]	Feb. 15, 2012 [PiraeusBankExCpbTermFacilityVesselAfricanZebraSaleMember]	Feb. 07, 2012 [CitibankLoanFacilityAddendumNoFiveMember]	Dec. 31, 2012 [CitibankLoanFaclilityAgreementMember]	Dec. 31, 2011 [CitibankLoanFaclilityAgreementMember]	Dec. 31, 2010 [CitibankLoanFaclilityAgreementMember]	Dec. 31, 2012 [HsbcLoanFacilityMember]	Dec. 31, 2011 [HsbcLoanFacilityMember]	Dec. 31, 2010 [HsbcLoanFacilityMember]	Sep. 04, 2012 [HsbcLoanFacilityWaiverLetterMember]	Dec. 31, 2012 [SaleOfVesselsFinancedByHsbcLoanFacilityMember]	May 21, 2010 [HsbcLoanFacilitySupplementalAgreementMember]	Dec. 31, 2012 [DvbLoanFacilitiesSeniorAndJuniorFacilitiesMember]	Dec. 31, 2011 [DvbLoanFacilitiesSeniorAndJuniorFacilitiesMember]	Dec. 31, 2010 [DvbLoanFacilitiesSeniorAndJuniorFacilitiesMember]	Jan. 31, 2012 [DvbLoanFacilityMaritimeFreewayShippingLimitedMember]	Jan. 31, 2012 [DvbLoanFacilityMaritimeFiestaShippingLimitedMember]	Dec. 31, 2012 [SaleOfFourSubsidiariesUnderDvbFacilityNewMember]	Dec. 31, 2012 [UobLoanFacilitySeniorAndSubordinatedFacilitiesMember]	Dec. 31, 2011 [UobLoanFacilitySeniorAndSubordinatedFacilitiesMember]	Dec. 31, 2010 [UobLoanFacilitySeniorAndSubordinatedFacilitiesMember]	Dec. 31, 2012 [UobLoanFacilitySubordinatedFacilityMember]	Dec. 31, 2011 [UobLoanFacilitySubordinatedFacilityMember]	Dec. 30, 2012 [DisposalOfBetSubsidiaryMember]
Debt Instrument [Line Items]
Maximum borrowing capacity under facilities				$ 255,000						$ 165,000
Loan arrangement fee				2,550
Piraeus Bank (ex CPB) reducing revolving credit facility	44,800	48,000			44,800	48,000
Debt Instrument Interest Rate Terms					USD Libor plus 4.50% per annum					USD Libor plus 1.5% per annum if the Company's ratio of total assets to total liabilities is greater than 165%, which is to be increased to 1.75% if the ratio is equal or less than 165%.			USD Libor plus 3.5% per annum			USD Libor plus 3.0% per annum
Facility addendum expiration date													January 3, 2012
Gross proceeds from vessel sales								4,073							4,100					22,500				22,500
RepaymentsOfSecuredDebt	98,816	53,145	67,941					3,871	3,200						4,018					17,051				17,051	7,560				6,765	1,435
Debt facility additional information										(1) maintain vessel insurance value for an aggregate amount greater than the vessels' aggregate market value or an amount equal to 130% of the aggregate of (a) the outstanding amount under both the revolving credit and term facilities and (b) the amount available for drawing under the revolving facility; (b) the vessels' insurance value is required to include as a minimum coverage for hull and machinery, war risk and protection and indemnity insurance, $1,000,000 for oil pollution and for excess oil spillage and pollution liability insurance and (c) mortgagees' interest insurance on the vessels is required with the insured value to be at least 110% of the aggregate of the revolving credit and term facility.										The applicable margin was USD LIBOR plus 3.25% per annum until July 21, 2012, and thereafter, was USD LIBOR plus 2.75% per annum unless there was breach of the compliance of the security requirement or there was an event of default under the loan agreement.						The applicable margin was USD LIBOR plus 2.10% per annum on the senior loan and USD LIBOR plus 4.90% per annum on the junior loan. Final quarterly installment and ballon payment due on October 2015.						The applicable margin was USD LIBOR plus 2.50% per annum in relation to the senior loan and USD LIBOR plus 3.50% per annum in relation to the subordinated loan. Quarterly installments plus ballon payments through May 2016.
Debt facility amendment terms														(i) the extension of the Facility's maturity date from September 2015 to December 2018, (ii) principal installment payment holiday for 2012, payment of $3,200 on the outstanding credit facility and amendment of the amortization schedule for 2013 onwards, (iii) waiver of all financial covenants as of December 31, 2011 (iv) waiver of all financial covenants (including the security margin) for the period commencing from January 1, 2012 through December 31, 2013, and (v) amendment of the financial undertakings and the security margin to apply from 2014 onwards. Furthermore, the applicable margin was increased by 50 basis points to 4.50% starting from February 1, 2012, installment payments under the revolving credit facility were deferred to December 2018 and any surplus of funds greater than $5,000 over requirements associated with the operation and maintenance of the vessels during each fiscal quarter will be applied to the prepayment of the revolving credit facility.
Longterm Debt Weighted Average Interest Rate					4.92%	4.26%	4.06%			4.39%	3.79%	3.55%					3.49%	2.30%	1.94%	3.23%	3.35%	3.58%				3.12%	2.92%	2.99%				3.24%	3.06%	3.14%
Waiver letter period expiration date																							December 31, 2012
Vessel sales details																								Vessels Clipper Grace and Clipper Glory sold on October 15, 2012 and December 4, 2012, respectively.
Number of vessels securing credit facility										5
Defaulted debt interest payments				1,635
Debt instrument number of periodic payments										22															13	16
Debt instrument balloon payment										50,782
Net proceeds from vessel sales	58,933	0	0														33,278
Percentage of ownership interest in subsidiary	100.00%																																				100.00%
Number of vessels financed by facility																				2						4						3
UOB subordinated loan facility																																			$ 10,821	$ 10,397
Agreement date for sale of subsidiaries																															January 25, 2013
Date of sale of subsidiaries																															January 29, 2013